[Logo - AMUNDI PIONEER Asset Management]




January 3, 2018



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re: Pioneer Series Trust V (the "Trust")
    File Nos. 333-129005 and 811-21823)
    CIK No. 0001341256

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information relating to Pioneer Global Equity Fund, Pioneer High Income Municipal Fund and Pioneer U.S. Corporate High Yield Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A, filed electronically with the Commission on December 27, 2017 (Accession No. 0001341256-17-000031).

If you have any questions or comments concerning the foregoing certification, please contact me at (919) 397-0939.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Senior Legal Product Manager


cc:   Christopher J. Kelley, Esq.
      Jeremy B. Kantrowitz, Esq.




Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820